INCOME TAX EXPENSE	12 Months Ended
Mar. 31, 2022
INCOME TAX EXPENSE
INCOME TAX EXPENSE

16. INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” or “Software Enterprises”.

Youxinpai (Beijing) Information Technology Co., Ltd. (“Youxinpai”) and Youfang (Beijing) Information Technology Co., Ltd. (“Youfang”) have been qualified as “high and new technology enterprise” (“HNTE”) and enjoys a preferential income tax rate of 15% from 2019 to 2021. Youxin Internet (Beijing) Information Technology Co., Ltd. (“Youxin Hulian”) has been qualified HNTE and enjoys a preferential income tax rate of 15% from 2020 to 2022.

The Group’s other PRC subsidiaries, former VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

As of March 31, 2022, the major tax jurisdictions of the Group are China and Hong Kong, and the tax year is the calendar year.

Composition of income tax expense

The current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss during the year ended December 31, 2019, the three months ended March 31, 2020, the fiscal years ended March 31, 2021 and 2022 were as follows:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Continuing operations:
- Current income tax benefit/ (expense)	876	(326)	(33)	(245)
- Deferred income tax expense	1,678	—	—	—
	2,554	(326)	(33)	(245)

Discontinued operations:
- Current income tax expense	(2,992)	—	—	—

Total income tax expense	(438)	(326)	(33)	(245)

Reconciliation of the differences between statutory tax rate and the effective tax rate

The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022

Statutory income tax rate 25.0%	25.0%	25.0%	25.0%	25.0%
Permanent differences	(8.9)%	(6.7)%	(17.0)%	(42.0)%
Effect of different tax rate (i)	(2.1)%	(0.7)%	(0.7)%	12.4%
Change of valuation allowance	(13.9)%	(17.6)%	(7.3)%	4.8%
Effective tax rate	0.0%	0.0%	0.0%	0.2%

(i) The effect of different tax rate is attributed to varying rates in other jurisdictions where the Group is established, such as the Cayman Islands or Hong Kong, and the preferential tax rate certain entities in the Group enjoys.

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets:

	March 31, 2021	March 31, 2022
	RMB	RMB

Deferred tax assets
Net accumulated losses-carry forward	904,496	1,449,953
Deductible advertising expense	543,743	551,431
Provision for credit losses	511,528	94,706
Accruals	46,097	—
Less: valuation allowance	(2,005,864)	(2,096,090)
Net deferred tax assets	—	—

Movement of valuation allowance

	For the year ended December 31,	For the three months ended March 31,	For the fiscal year ended March 31,	For the fiscal year ended March 31,
	2019	2020	2021	2022
	RMB	RMB	RMB	RMB

Balance at beginning of the period	(1,252,253)	(1,534,011)	(1,974,108)	(2,005,864)
Changes of valuation allowance	(281,758)	(440,097)	(31,756)	(90,226)
Balance at end of the period	(1,534,011)	(1,974,108)	(2,005,864)	(2,096,090)

As of March 31, 2022, the Group had net operating loss carries forwards of approximately RMB5,912.6 million which arose from the subsidiaries established in the PRC. For Youxinpai and Youfang, which have been qualified as HNTE, its loss carries forwards will expire from 2021 to 2030 according to newly issued Caishui 2018[78]. For all other remaining subsidiaries in China, the loss carries forwards will expire from 2021 to 2024.

A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, the existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of March 31, 2021 and 2022.